Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 2,123		$ 2,123
Accumulated depreciation	1,567		1,434
Depreciated cost	556		689
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	815		740
Accumulated depreciation	753		705
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	646		689
Accumulated depreciation	387		352
Leasehold improvements and real estate (1) [Member]
Property, Plant and Equipment [Line Items]
Cost	322	[1]	297	[1]
Accumulated depreciation	223	[1]	187	[1]
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	340		397
Accumulated depreciation	$ 204		$ 190

[1]	On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is recognized for the duration of the lease agreement.